PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.8%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Series A, Rfdg.	5.000%	08/01/43	2,000	$2,185,020
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	475	477,019
Alameda Corridor Trans. Auth. Rev.,
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,592,277
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/37	700	831,404
Sr. Lien, Series A, Rfdg.	5.000	10/01/22	375	399,604
Sr. Lien, Series A, Rfdg., AGM	5.000	10/01/28	1,000	1,105,310

Anaheim Calif. Pub. Fing. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,091,850
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,655	2,090,745
Rfdg.	5.000	04/01/28	1,295	1,680,055
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	802,155
Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	1,000	1,252,570
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/54	1,000	1,133,930
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	700	707,056
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	638,930
Sr. Series A, Rfdg.	5.000	06/01/27	525	656,565
Sr. Series A, Rfdg.	5.000	06/01/28	1,230	1,573,834
Sr. Series A, Rfdg.	5.000	06/01/30	930	1,235,626

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,360,460
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	960	1,146,739
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,186,650
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	385	456,310
Commonspirit Hlth. Series A, Rfdg.	5.000	04/01/32	500	657,335
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	1,630	2,152,382
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	3,494,290
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.(hh)	5.000	05/15/26	1,000	1,154,540
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/24	1,000	1,153,210
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	379,490
Providence St. Joseph, Hlth. Proj., Series C, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	2,260	2,693,016
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,166,020
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,000	1,106,690

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Sutter Hlth., Series D, Rfdg. (Pre-refunded date 08/15/21)(ee)	5.250%	08/15/31	1,105	$1,116,525
Var. St. Joseph Hlth. Sys., Series C, Rmkt. Rfdg. (Mandatory put date 10/18/22)	5.000(cc)	07/01/34	340	362,477

California Infrast. & Econ. Dev. Bank Rev., Sustainability Bond CA ACAD Sciences, Series B, Rmkt. Rfdg. (Mandatory put date 08/01/24)(hh)	0.380(cc)	08/01/47	2,500	2,523,537
California Muni. Fin. Auth. Rev.,
Amercian Heritage Ed., Series A, Rfdg.	4.000	06/01/26	740	797,306
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/23	495	532,130
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	957,197
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,000	1,185,250
Series A, 144A	5.500	06/01/48	250	277,028
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	2,500	2,995,025
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	913,425
Var. Exxonmobil Proj., Rfdg., FRDD	0.030(cc)	12/01/29	8,485	8,485,000
Var. Wste. Mgmt., AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	1,009,470

California Poll. Ctrl. Fing. Auth. Rev., Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	305,978
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	750	751,223
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	152,989
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,125	1,194,053
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	335,586
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	681,962
Kipp. Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,000	1,211,300
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,136,160
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,136,510
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,130	1,333,344
California St.,
GO	5.000	03/01/45	2,000	2,289,500
GO, Rfdg.	3.250	04/01/45	1,000	1,092,780
GO, Rfdg.	5.000	08/01/28	1,710	2,152,172
GO, Rfdg.(hh)	5.000	09/01/28	1,500	1,927,620
GO, Rfdg.	5.000	11/01/28	1,095	1,422,317
GO, Rfdg.	5.000	12/01/28	400	520,476
GO, Rfdg.	5.000	08/01/45	1,500	1,741,680

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California St., (cont’d.)
GO, Rfdg.	5.000%	08/01/46	1,500	$1,791,375
Unrefunded Balance, GO	5.500	04/01/30	5	5,021
Var. Purp., GO	3.000	03/01/28	2,000	2,297,140
Var. Purp., GO	4.000	04/01/49	2,000	2,326,580
Var. Purp., GO	5.250	04/01/35	1,250	1,302,250
Var. Purp., GO, Rfdg.	5.000	09/01/41	5,000	5,060,300
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,269,300
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,365,060
California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000	02/01/28	2,375	2,929,349
Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,023,800
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	205,618
Var. Purp., Series A, Rfdg.(hh)	5.000	08/01/27	1,000	1,204,320

California St. Univ. Rev., Series A, Systemwide, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/37	1,250	1,275,225
California Statewide Cmntys. Dev. Auth., Spl. Tax, Cmnty. Facs. Dist. #97-1, CABS	3.327(s)	09/01/22	480	460,560
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	265,700
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	818,219
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,386,960
Emanate Hlth., Series A	5.000	04/01/26	570	688,828
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,137,320
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,758,795
Methodist Hosp. of Southern CA Proj.	5.000	01/01/22	200	205,110
Methodist Hosp. of Southern CA Proj.	5.000	01/01/23	500	534,420
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	499,707
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,340,434

Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	1,980	2,274,941
Chula Vista Muni. Fing. Auth., Spl. Tax, Rfdg.	5.000	09/01/21	500	505,530
Fontana, Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	566,325
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/24	835	949,787
Series A-1, Rfdg.	5.000	06/01/25	360	423,598
Series A-1, Rfdg.	5.000	06/01/26	605	728,450
Series A-1, Rfdg.	5.000	06/01/27	765	944,178
Series A-1, Rfdg.	5.000	06/01/28	1,510	1,857,919
Series A-1, Rfdg.	5.000	06/01/29	1,830	2,244,403
Series A-1, Rfdg.	5.000	06/01/33	1,405	1,712,639

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000%	09/01/44	500	$557,005
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	750	860,595
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,419,450
La Mesa-Spring Vlly. Sch. Dist., GO, Election of 2002, Series B, CABS, Rfdg., NATL	0.300(s)	08/01/23	2,000	1,987,040
La Verne, Brethren Hillcrest Homes, COP, Rfdg. (Pre-refunded date 05/15/22)(ee)	5.000	05/15/36	1,250	1,320,475
Lincoln Pub. Fing. Auth., Twelve Bridges, Sub. Series B, Spl. Assmt., Rfdg.	6.000	09/02/27	937	950,287
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,655	3,696,450
Series A	5.500	11/15/30	1,375	1,841,922
Series A	5.500	11/15/32	440	612,766

Long Beach Harbor Rev., NTS, Series C	4.000	07/15/21	500	502,285
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,711,100
Series A, AMT	5.250	05/15/48	1,000	1,228,950
Series B, Rfdg., AMT	5.000	05/15/31	905	1,130,372
Sr. Series C, AMT	5.000	05/15/28	1,000	1,271,280
Sub. Series C, Rfdg.	5.000	05/15/24	390	443,894
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,578,012

Los Angeles Cnty. Metro. Trans. Auth. Rev., Green Bond, Measure R, Jr. Sub. Sales Tax, Series A	5.000	06/01/29	1,300	1,718,769
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,321,213
Los Angeles Dept. of Wstewtr. Sys. Rev., Green Bond, Sub. Wtr. Sys., Series A	4.000	06/01/42	1,500	1,743,330
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,744,275
Los Angeles Unif. Sch. Dist., Series C, GO	5.000	07/01/28	1,000	1,290,060
Metro. Wtr. Dist. of Southern Calif. Rev.,
Sub. Series C, Rmkt. (Mandatory put date 11/23/23)	0.300(cc)	07/01/47	2,000	2,037,226
Unrefunded Balance, Series A, Rfdg.	5.750	07/01/21	180	180,819

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,645,010
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	3,825	4,234,696

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds, Series A, Rfdg.	5.000%	06/01/28	1,000	$1,278,940
Sr. Bonds, Series A, Rfdg.	5.000	06/01/29	600	781,866

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	883,065
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,414,730
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,751,250

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,107,130
Pittsburg Successor Agy. Redev. Agy. Rev, Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,117,290
Pittsburg Successor Agy. Redev. Agy. Rev., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	1.133(s)	08/01/26	1,375	1,296,996
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	590	726,237
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	2,363,775
Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/22)(ee)	5.000	05/01/33	1,750	1,820,542

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/35	1,000	1,172,870
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	390	407,854
Sr. Lien, Series A	6.000	07/01/47	325	340,763
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	1.766(s)	07/01/24	1,038	983,173
Series A-1, CABS	1.827(s)	07/01/27	2,072	1,854,854

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	512,968
Redding Elec. Sys. Rev., RIBS,
NATL, ETM(ee)	12.208(e)	07/01/22	545	583,066
NATL, ETM, Linked SAVRS(ee)	6.368	07/01/22	15	15,524

Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000	11/01/37	1,270	1,415,999
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,176,250
Riverside Cnty. Trans. Comm. Rev., Sr. Lien, Series A	5.750	06/01/44	500	549,195
Roseville,
Spl. Tax, Fiddyment Ranch Cmnty. Facs. (hh)	4.000	09/01/50	1,000	1,129,890
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	344,028

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Roseville, (cont’d.)
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000%	09/01/37	500	$556,975

Sacramento Area Flood Ctrl. Agy., Series A, Spl. Assmt., Rfdg.	5.000	10/01/41	1,000	1,199,890
Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,303,139
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Rfdg.	5.000	12/01/28	500	655,500
Series A, Rfdg.	5.000	12/01/28	720	943,920
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	7.500	12/01/41	500	518,325
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	8.000	12/01/26	500	519,570

San Diego Cmnty. Clg. Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,512,255
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000	07/01/29	1,970	2,155,298
Sr. Series B, AMT	5.000	07/01/30	650	710,769
Sr. Series B, AMT	5.000	07/01/43	2,000	2,173,660
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,261,050
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	712,225
San Diego Cnty. Wtr. Auth. Rev.,
Green Bond, Series A, Rfdg.	5.000	05/01/27	755	950,741
Green Bond, Series A, Rfdg.	5.000	05/01/28	750	970,238
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,178,920
Series A, Rfdg.	5.000	08/01/28	1,000	1,313,270
San Francisco City & Cnty. Arpt. Comm. Rev.,
Second Series A, Rfdg.	5.000	05/01/27	400	486,812
Second Series A, Rfdg., AMT	5.000	05/01/31	1,050	1,094,257
Series D, Rfdg., AMT	5.000	05/01/26	1,240	1,495,229
Series H, Rfdg., AMT	5.000	05/01/24	250	283,035
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	698,536
San Francisco City & Cnty. Arpt. Commn. Rev.,
Second Series A, Rfdg., AMT	5.250	05/01/33	545	593,892
Series A, Rfdg., AMT	5.000	05/01/31	500	666,260

San Jose CA Int’l. Arpt. Rev., Series A, Rfdg., AMT	5.000	03/01/29	1,000	1,274,870
San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,855	1,863,830

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%	09/01/36	315	$345,092
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	1.348(s)	08/01/29	1,250	1,120,100
Santa Monica Cmnty. Clg. Dist., Election of 2002, Series A, GO, NATL	1.214(s)	08/01/28	1,055	967,319
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	775	912,593
San Diego Co., Asset security, Rfdg.	5.000	06/01/28	335	427,544

Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	799,015
Univ. of California Rev., Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	1,000	1,094,810
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,137,570

Total Long-Term Investments (cost $212,546,847)				226,412,308

Short-Term Investments 2.0%
Municipal Bonds
Los Angeles Cnty. Rev., Trans., Series A	4.000	06/30/21	2,095	2,101,348
Los Angeles, Rev., Trans.	4.000	06/24/21	2,295	2,300,462

Total Short-Term Investments (cost $4,401,713)				4,401,810

TOTAL INVESTMENTS 103.8% (cost $216,948,560)				230,814,118
Liabilities in excess of other assets(z) (3.8)%				(8,415,127)

Net Assets 100.0%				$222,398,991

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at May 31, 2021.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2021.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
18	20 Year U.S. Treasury Bonds	Sep. 2021	$2,817,563	$(10,112)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).